Note 8 - Loss For The Year (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about profit (loss) from operating activities [text block]
	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Net foreign exchange (gains) / losses	(1,012)	66	3
Operating lease payments (see note 26)	3,207	2,992	3,461
Research and development costs (excluding amortization and depreciation)	26,201	22,668	16,198
Depreciation of property, plant and equipment: (see note 16)
Owned	3,403	535	1,050
Leased	822	1,201	1,122
Amortization of intangibles: (see note 15)
Relationships with customers & publishers	6,872	3,882	8,994
Purchased technology	3,852	932	6,525
Capitalized development costs	2,077	2,089	6,837
Trade names, trademarks and patents	1,140	896	1,016
Software licenses	619	673	657
Other	61	—	—
Loss on disposal of property and equipment	432	82	56
Acquisition and exceptional costs (see note 29) (a)	16,238	5,245	47,192
Staff costs (see note 10)	58,638	38,830	45,588
Impairment loss recognized on trade receivables (see note 18)	686	495	585